Income taxes	9 Months Ended
Oct. 31, 2018
Income Taxes [Abstract]
Income taxes
Income tax

	Three months ended October 31, 2018	Three months ended October 31, 2017	Nine months ended October 31, 2018	Nine months ended October 31, 2017
	£000s	£000s	£000s	£000s
Current period research and development tax credit on qualifying expenditure	1,195	1,509	1,195	4,097
Tax expense related to the US operations	(27)	(36)	(137)	(138)
Total current tax	1,168	1,473	1,058	3,959

Release of temporary difference relating to intangible asset	107	—	672	—
Total deferred tax	107	—	672	—

Total tax credit for the period	1,275	1,473	1,730	3,959

The UK operations do not anticipate having profits chargeable to tax for the financial year. Management, however, are not certain that there will be sufficient losses to surrender to be eligible to receive a full research and development tax credit and as such the Group has recorded a reduced research and development tax credit as at October 31, 2018 of £1.2 million. The research and development tax credit is based on management's estimate of the qualifying expenditure relating to research and development activities carried out by the Group.

The Group's net corporation tax receivable includes research and development tax credits receivable on qualifying expenditure in respect of previous financial years. The Group estimates that it will receive these research and development tax credit payments in the next quarter.

The Group's movement in deferred tax liability relates to the impairment of the intangible assets representing the utrophin program acquired associated with the acquisition of MuOx Limited and the amortization of the bacterial genetics-based platform acquired as part of the acquisition of Discuva. The corresponding amounts have been credited to the Statement of Comprehensive Income to reflect the impairment and amortization of these intangible assets. See Note 7 'Impairment of goodwill and intangible assets' for further details regarding the impairment of the intangible asset and goodwill associated with the acquisition of MuOx Limited.